[LOGO OF USAA]
   USAA(R)

                     USAA GROWTH Fund

                              [GRAPHIC OF USAA GROWTH FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                         I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                      AS TO THE TRUE HEALTH OF THE ECONOMY

                                          AND ITS POTENTIAL FOR GROWTH.

                                                     "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings--an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   1

SHAREHOLDER VOTING RESULTS                                                   8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        16

   Financial Statements                                                     17

   Notes to Financial Statements                                            20

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

                                                                               1
 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                   1/31/03               7/31/02
--------------------------------------------------------------------------------
Net Assets                      $659.9 Million        $728.3 Million
Net Asset Value Per Share           $9.64                 $10.34

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
7/31/02 TO 1/31/03*             1 YEAR           5 YEARS           10 YEARS
     -6.77%                    -31.63%           -8.62%              1.53%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                            LIPPER LARGE-CAP    LIPPER LARGE-CAP
                S&P 500       GROWTH FUNDS        GROWTH FUNDS      RUSSELL 1000   USAA GROWTH
                 INDEX          AVERAGE              INDEX          GROWTH INDEX      FUND
                -------     ----------------    ----------------    ------------   -----------
 1/31/1993     $10000.00       $10000.00           $10000.00          $10000.00     $10000.00
 2/28/1993      10136.24         9729.39             9818.75            9839.72       9909.57
 3/31/1993      10349.97        10023.49            10131.68           10029.33      10175.53
 4/30/1993      10099.81         9623.45             9818.87            9627.61       9819.15
 5/31/1993      10369.31        10048.00            10189.98            9964.53      10148.94
 6/30/1993      10399.58        10099.98            10271.35            9873.82      10244.68
 7/31/1993      10357.71        10050.28            10201.11            9697.18      10117.02
 8/31/1993      10749.84        10492.02            10624.72           10095.48      10425.53
 9/30/1993      10667.41        10653.81            10783.94           10021.14      10510.64
10/31/1993      10887.92        10783.93            10906.84           10299.41      10558.51
11/30/1993      10784.15        10532.79            10686.34           10230.53      10364.29
12/31/1993      10914.53        10846.01            11018.78           10406.49      10579.12
 1/31/1994      11285.24        11200.81            11419.86           10647.93      10770.49
 2/28/1994      10979.09        10999.73            11234.83           10452.87      10513.34
 3/31/1994      10501.35        10422.78            10684.98            9947.48      10064.82
 4/30/1994      10635.89        10439.15            10736.82            9993.18      10124.62
 5/31/1994      10809.76        10496.17            10801.20           10144.59      10178.44
 6/30/1994      10545.23        10081.95            10398.27            9844.50      10220.31
 7/31/1994      10891.26        10387.19            10697.13           10180.74      10543.24
 8/31/1994      11336.76        10932.83            11245.49           10747.51      11547.93
 9/30/1994      11059.76        10726.02            10977.61           10602.24      11452.28
10/31/1994      11307.88        10960.79            11258.85           10851.18      11452.28
11/30/1994      10896.57        10557.29            10843.54           10503.34      11218.11
12/31/1994      11057.90        10628.79            10928.01           10679.31      10933.21
 1/31/1995      11344.46        10726.12            11013.18           10907.79      11429.86
 2/28/1995      11786.14        11099.05            11392.40           11364.75      11597.74
 3/31/1995      12133.37        11433.77            11715.94           11696.22      12080.40
 4/30/1995      12490.39        11667.43            12035.52           11951.98      12430.15
 5/31/1995      12988.85        12036.92            12433.43           12368.02      12821.87
 6/30/1995      13290.02        12621.86            13068.55           12845.40      12912.80
 7/31/1995      13730.55        13275.89            13779.24           13379.22      13332.51
 8/31/1995      13764.82        13356.92            13855.72           13393.83      13367.48
 9/30/1995      14345.39        13830.07            14370.25           14011.22      13569.24
10/31/1995      14294.14        13749.18            14288.73           14020.93      13195.77
11/30/1995      14920.92        14226.33            14738.25           14565.88      13974.23
12/31/1995      15208.34        14201.46            14744.01           14649.38      14437.89
 1/31/1996      15725.35        14552.37            15177.65           15139.40      14841.64
 2/29/1996      15871.65        14935.12            15518.93           15416.28      15492.13
 3/31/1996      16024.46        14995.30            15526.29           15436.06      15507.09
 4/30/1996      16260.50        15444.22            15895.82           15842.20      16239.82
 5/31/1996      16679.13        15881.11            16364.93           16395.76      16307.12
 6/30/1996      16742.72        15702.01            16217.41           16418.02      15768.78
 7/31/1996      16003.44        14728.03            15349.03           15456.10      14991.18
 8/31/1996      16341.51        15237.67            15809.90           15855.03      15237.92
 9/30/1996      17260.43        16247.22            16910.26           17009.56      15585.00
10/31/1996      17736.30        16346.68            17121.02           17112.05      15831.26
11/30/1996      19075.77        17374.23            18228.04           18396.86      17226.29
12/31/1996      18697.89        16992.07            17775.42           18036.68      17008.11
 1/31/1997      19865.42        18017.80            18901.98           19301.73      17838.66
 2/28/1997      20021.38        17707.40            18630.70           19171.03      18001.16
 3/31/1997      19200.27        16793.17            17675.93           18133.58      17206.72
 4/30/1997      20345.48        17642.53            18645.95           19337.71      16881.73
 5/31/1997      21589.36        18919.16            19911.67           20733.23      18949.06
 6/30/1997      22549.14        19693.07            20745.38           21563.00      19174.75
 7/31/1997      24342.89        21543.14            22727.99           23470.07      21359.45
 8/31/1997      22980.18        20548.27            21488.40           22096.36      20971.26
 9/30/1997      24238.01        21658.43            22675.29           23183.71      21029.31
10/31/1997      23429.44        20829.39            21888.05           22326.82      19057.81
11/30/1997      24513.14        21283.54            22374.57           23275.14      18238.73
12/31/1997      24933.82        21540.72            22679.83           23535.88      17635.15
 1/31/1998      25209.34        21888.57            23081.28           24239.66      18273.66
 2/28/1998      27026.49        23610.78            24843.83           26063.01      19570.96
 3/31/1998      28409.37        24661.92            25999.82           27102.00      20412.18
 4/30/1998      28700.28        25061.67            26435.60           27477.04      20665.56
 5/31/1998      28207.64        24398.09            25844.38           26697.35      20006.77
 6/30/1998      29352.58        25779.04            27323.74           28332.46      20695.96
 7/31/1998      29042.37        25513.33            27310.83           28144.92      20310.83
 8/31/1998      24846.43        21338.53            22850.70           23921.04      17250.01
 9/30/1998      26439.49        22793.23            24512.90           25758.59      18482.67
10/31/1998      28586.78        24312.81            26093.80           27828.85      20472.30
11/30/1998      30318.66        25948.56            27885.52           29945.65      21739.38
12/31/1998      32064.62        28520.78            30951.74           32645.85      23302.22
 1/31/1999      33404.95        30316.53            32961.16           34562.75      24759.27
 2/28/1999      32366.91        29035.28            31608.08           32983.81      23777.34
 3/31/1999      33661.54        30668.18            33404.82           34720.93      24400.28
 4/30/1999      34965.06        30730.45            33518.99           34765.33      24959.87
 5/31/1999      34140.31        29760.91            32408.60           33696.90      24590.33
 6/30/1999      36029.84        31886.76            34661.37           36057.20      25984.03
 7/31/1999      34909.73        30930.82            33573.55           34911.25      25371.65
 8/31/1999      34736.90        30911.87            33580.50           35481.68      25097.13
 9/30/1999      33785.80        30628.56            33239.73           34736.32      24452.49
10/31/1999      35922.88        32834.88            35788.72           37359.52      25811.60
11/30/1999      36653.07        34588.79            37557.47           39375.21      26525.71
12/31/1999      38808.85        38724.51            41728.37           43470.55      28352.71
 1/31/2000      36859.23        37232.14            40053.50           41432.28      27147.22
 2/29/2000      36162.23        39901.75            42160.05           43457.72      27749.96
 3/31/2000      39697.66        42080.03            45118.88           46568.24      29818.21
 4/30/2000      38503.75        39637.71            41627.59           44352.32      28659.99
 5/31/2000      37714.41        37328.67            39231.23           42118.90      27749.96
 6/30/2000      38643.26        40066.90            41825.78           45311.01      29605.48
 7/31/2000      38039.64        39235.73            40978.38           43422.10      28955.46
 8/31/2000      40401.13        42662.97            44522.53           47353.69      30929.15
 9/30/2000      38268.76        39683.74            41127.25           42874.28      28034.42
10/31/2000      38106.17        37698.03            38952.58           40845.56      26766.17
11/30/2000      35104.34        32767.85            33726.38           34824.65      23299.61
12/31/2000      35276.55        32772.81            33516.77           33722.74      22949.33
 1/31/2001      36527.38        33726.26            34492.04           36052.50      24519.55
 2/28/2001      33198.89        28767.00            29152.16           29931.80      20207.49
 3/31/2001      31096.90        25976.02            26123.41           26674.68      17586.44
 4/30/2001      33511.53        28681.27            28927.98           30048.31      20183.34
 5/31/2001      33736.34        28412.95            28708.03           29606.10      20026.31
 6/30/2001      32915.54        27496.77            27880.82           28920.45      19555.25
 7/31/2001      32591.39        26522.15            26881.58           28197.66      19011.71
 8/31/2001      30553.16        24361.61            24838.12           25891.81      16825.49
 9/30/2001      28086.12        21931.39            22340.63           23306.74      14566.79
10/31/2001      28622.00        22830.63            23267.11           24529.51      15750.49
11/30/2001      30816.95        24983.29            25399.06           26885.96      17719.30
12/31/2001      31087.08        25067.89            25516.86           26835.43      17477.73
 1/31/2002      30633.67        24514.43            24940.20           26361.35      17030.82
 2/28/2002      30042.76        23437.83            23907.80           25267.37      15967.91
 3/31/2002      31172.77        24374.69            24869.82           26141.32      16897.96
 4/30/2002      29283.67        22704.26            23213.90           24007.79      15351.90
 5/31/2002      29068.69        22197.54            22790.75           23426.97      15062.01
 6/30/2002      26998.85        20329.57            20934.76           21259.87      13383.09
 7/31/2002      24894.79        18804.17            19359.27           20091.10      12489.27
 8/31/2002      25057.77        18866.11            19466.29           20151.16      12549.66
 9/30/2002      22337.21        17150.68            17580.23           18060.91      11571.30
10/31/2002      24301.09        18477.94            18933.50           19717.66      12380.56
11/30/2002      25730.03        19275.12            19717.33           20788.62      12561.74
12/31/2002      24219.22        17935.44            18343.48           19352.62      11921.58
 1/31/2003      23585.98        17564.17            17920.32           18883.03      11643.77

                                  [END CHART]

                        DATA FROM 1/31/93 THROUGH 1/31/03.

                 THE RUSSELL 1000 GROWTH INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY
                 SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2003, the USAA Growth Fund had a total return of -6.77%. This compares to a return of -7.43% for the Lipper Large-Cap Growth Funds Index, a return of -6.01% for the Russell 1000 Growth Index, and a return of -5.26% for the S&P 500 Index.

HOW DID THE DRESDNER RCM GLOBAL INVESTORS LLC (DRESDNER) PORTION OF THE FUND PERFORM?

                 In line with our concerns about the strength of the economic recovery, the most fundamental characteristic of our portion of the Fund has been the defensive nature of our selections and our emphasis on quality growth. We saw the market go through three distinct phases during the reporting period. Following a sell-off in August and September, there was a big bounce in October and November led by low-quality and highly-speculative stocks. With our emphasis on sustainable growth companies with strong franchises, we underperformed in the rally, but were well-positioned as the market entered a third, more muted phase in January. Overall, our performance was better than the Lipper Large-Cap Growth Funds Index but slightly behind the Russell 1000 Growth Index and the S&P 500 Index.

HOW WAS THE DRESDNER PORTION POSITIONED BY SECTOR?

                 We were overweight relative to the Russell 1000 Growth Index in pharmaceutical and biotechnology companies, and health care overall was a positive contributor to performance. We benefited from an overweight position in the energy sector with an emphasis

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER LARGE-CAP GROWTH FUNDS INDEX, RUSSELL 1000 GROWTH INDEX, AND THE S&P 500 INDEX DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 on oil services. We see oil services, an area often overlooked by growth managers, as providing a unique, sustainable growth opportunity over the next three to five years. We were underweight in semiconductor and instrument companies, which supported relative performance, as did an underweight in retail. Elsewhere within the broad technology sector, we were overweight in information technology and consulting. This hurt performance as the group did poorly. One holding in particular, EDS, was off materially before we sold it.

HOW DID THE MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) PORTION OF THE FUND PERFORM?

                 As with the Dresdner portion, we outperformed the Lipper Large-Cap Growth Funds Index peer group but underperformed the Russell 1000 Growth Index and the S&P 500 Index. Financial-related holdings had a positive impact as the Fund maintained an overweight position relative to the Russell 1000 Growth Index in the diversified financials industry throughout most of the reporting period. Holdings in the industrials sector were positive in aggregate, while results in the information technology and consumer discretionary sectors were mixed. Health care investments were the primary detractor from performance. We were overweight in the poorly performing health care equipment and services industry, and also suffered as the stocks we owned within the industry lagged.

DID MARSICO CAPITAL MAKE ANY SIGNIFICANT SHIFTS DURING THE PERIOD?

                 Although we believe the overall information technology sector remains plagued by a glut of capacity, an absence of pricing

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 power, and weak corporate spending. In December and January we selectively invested in technology and telecommunications companies that we believe have proprietary technology and/or market share advantages. These included Microsoft Corp., Cisco Systems, Inc., and Nextel Communications, Inc.

WHAT IS DRESDNER'S OUTLOOK?

                 In January, we saw much weaker economic numbers, and while most companies met their fourth quarter earnings targets, we've generally seen them guide future earnings lower. Our concern is that many investors are pinning the softness in the economy on geopolitical issues and aren't focused on structural problems underneath. We feel the economy is simply not that strong at this time. Most companies lack foresight with respect to how their businesses will do over the next six to twelve months, and therefore we continue to be defensively positioned.

WHAT IS MARSICO CAPITAL'S OUTLOOK?

                 The current investment environment is among the most challenging of the past 60 years. Although we are somewhat cautious over the next six months, we believe that a reasonable and balanced case can be made for improved equity returns once geopolitical tensions show signs of being mitigated. Interest rates are at 40-year lows, inflation remains constrained despite higher oil prices, monetary policy is positive, and productivity gains are robust. Aggregate equity market valuations appear reasonable to us in the context of low interest rates, dormant inflation, and productivity gains.

                 We appreciate the opportunity to invest on your behalf and look forward to continuing to earn your confidence.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------
Microsoft Corp.                         5.0%

Pfizer, Inc.                            4.3%

Wal-Mart Stores, Inc.                   3.3%

Anheuser-Busch Companies, Inc.          3.2%

Fannie Mae                              3.2%

Johnson & Johnson, Inc.                 3.2%

General Electric Co.                    3.0%

UnitedHealth Group, Inc.                2.7%

Amgen, Inc.                             2.6%

SLM Corp.                               2.6%
---------------------------------------------

---------------------------------------------
              TOP 10 INDUSTRIES*
              (% of Net Assets)
---------------------------------------------
Pharmaceuticals                        14.0%

Diversified Financial Services          9.4%

Systems Software                        6.1%

Biotechnology                           4.7%

General Merchandise Stores              4.1%

Household Products                      4.0%

Industrial Conglomerates                3.5%

Health Care Distributors & Services     3.4%

Brewers                                 3.2%

Aerospace & Defense                     3.1%
---------------------------------------------

* EXCLUDING REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

8

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------

                   49,792,512     1,377,556     1,029,538          N/A


PROPOSAL 2B
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Marsico Capital Management, LLC.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------

                   49,614,466     1,491,019     1,094,121          N/A


PROPOSAL 2E
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Dresdner RCM Global Investors LLC.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------

                   49,590,613     1,492,137     1,116,856          N/A

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   47,678,251     3,207,691     1,064,691          248,972


PROPOSAL 4
--------------------------------------------------------------------------------

                 To approve an amendment to the investment objective of the USAA Growth Fund.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   49,104,972     1,789,015     1,056,647          248,972


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                   MARKET
   NUMBER                                                           VALUE
OF SHARES     SECURITY                                              (000)
--------------------------------------------------------------------------
              STOCKS (97.6%)

              AEROSPACE & DEFENSE (3.1%)
  107,641     General Dynamics Corp.                             $  7,119
  111,684     Lockheed Martin Corp.                                 5,701
  120,000     United Technologies Corp.                             7,630
                                                                 --------
                                                                   20,450
                                                                 --------

              AIR FREIGHT & LOGISTICS (1.6%)
   93,246     FedEx Corp.                                           4,905
   90,700     United Parcel Service, Inc. "B"                       5,472
                                                                 --------
                                                                   10,377
                                                                 --------

              AIRLINES (0.2%)
   42,422     Ryanair Holdings plc ADR*                             1,677
                                                                 --------

              APPLICATION SOFTWARE (2.2%)
   93,152     BEA Systems, Inc.*                                    1,068
  167,748     Electronic Arts, Inc.*                                8,691
   59,104     Intuit, Inc.*                                         2,606
  129,066     PeopleSoft, Inc.*                                     2,503
                                                                 --------
                                                                   14,868
                                                                 --------

              AUTOMOBILE MANUFACTURERS (0.8%)
  132,754     Bayerische Motoren Werke AG                           3,886
    3,816     Porsche AG (Preferred)                                1,537
                                                                 --------
                                                                    5,423
                                                                 --------

              BANKS (1.6%)
  217,158     Wells Fargo & Co.                                    10,287
                                                                 --------

              BIOTECHNOLOGY (4.7%)
  341,812     Amgen, Inc.*                                         17,419
  248,318     Genentech, Inc.*                                      9,123
  139,322     IDEC Pharmaceuticals Corp.*                           4,471
                                                                 --------
                                                                   31,013
                                                                 --------

              BREWERS (3.2%)
  440,706     Anheuser-Busch Companies, Inc.                       20,920
                                                                 --------

              BROADCASTING & CABLE TV (0.9%)
  154,054     Clear Channel Communications, Inc.*                   6,174
                                                                 --------

              CASINOS & GAMING (0.6%)
  154,248     MGM Mirage, Inc.*                                     4,041
                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                   MARKET
   NUMBER                                                           VALUE
OF SHARES     SECURITY                                              (000)
-------------------------------------------------------------------------
              COMPUTER HARDWARE (2.3%)
  453,170     Dell Computer Corp.*                               $ 10,813
   80,008     Hewlett-Packard Co.                                   1,393
   35,000     IBM Corp.                                             2,738
                                                                 --------
                                                                   14,944
                                                                 --------

              CONSTRUCTION & ENGINEERING (0.1%)
   27,586     Jacobs Engineering Group, Inc.*                       1,027
                                                                 --------

              DATA PROCESSING SERVICES (0.8%)
  150,463     Automatic Data Processing, Inc.                       5,217
                                                                 --------

              DIVERSIFIED FINANCIAL SERVICES (9.4%)
  349,024     Citigroup, Inc.                                      11,999
  330,054     Fannie Mae                                           21,355
   95,213     Franklin Resources, Inc.                              3,174
  130,310     J. P. Morgan Chase & Co.                              3,041
   50,872     Lehman Brothers Holdings, Inc.                        2,774
   66,099     Merrill Lynch & Co., Inc.                             2,315
  161,428     SLM Corp.                                            17,149
                                                                 --------
                                                                   61,807
                                                                 --------

              DRUG RETAIL (1.1%)
  247,877     Walgreen Co.                                          7,188
                                                                 --------

              FOOD DISTRIBUTORS (0.5%)
  120,000     Sysco Corp.                                           3,524
                                                                 --------

              GENERAL MERCHANDISE STORES (4.1%)
  118,588     Costco Wholesale Corp.*                               3,424
   65,000     Target Corp.                                          1,834
  452,627     Wal-Mart Stores, Inc.                                21,635
                                                                 --------
                                                                   26,893
                                                                 --------

              HEALTH CARE DISTRIBUTORS & SERVICES (3.4%)
   50,000     AmerisourceBergen Corp.                               2,910
  150,000     Cardinal Health, Inc.                                 8,749
  201,926     Quest Diagnostics, Inc.*                             10,860
                                                                 --------
                                                                   22,519
                                                                 --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                   MARKET
   NUMBER                                                           VALUE
OF SHARES     SECURITY                                              (000)
-------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (2.5%)
  175,064     Baxter International, Inc.                         $  4,933
  140,000     Medtronic, Inc.                                       6,289
  124,604     Zimmer Holdings, Inc.*                                5,109
                                                                 --------
                                                                   16,331
                                                                 --------

              HEALTH CARE FACILITIES (0.8%)
  116,725     HCA, Inc.                                             4,989
                                                                 --------

              HOME IMPROVEMENT RETAIL (1.6%)
  270,000     Home Depot, Inc.                                      5,643
  142,204     Lowe's Companies, Inc.                                4,861
                                                                 --------
                                                                   10,504
                                                                 --------

              HOMEBUILDING (1.2%)
   93,110     Lennar Corp.                                          5,015
   72,846     M.D.C. Holdings, Inc.                                 2,877
                                                                 --------
                                                                    7,892
                                                                 --------

              HOTELS, RESORTS, & CRUISE LINES (0.3%)
   67,101     Four Seasons Hotels, Inc.                             1,779
                                                                 --------

              HOUSEHOLD PRODUCTS (4.0%)
  210,000     Colgate-Palmolive Corp.                              10,691
  180,702     Procter & Gamble Co.                                 15,463
                                                                 --------
                                                                   26,154
                                                                 --------

              INDUSTRIAL CONGLOMERATES (3.5%)
   29,400     3M Co.                                                3,662
  845,300     General Electric Co.                                 19,560
                                                                 --------
                                                                   23,222
                                                                 --------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.6%)
  255,300     Accenture Ltd. "A"*                                   4,225
                                                                 --------

              INSURANCE BROKERS (0.7%)
  102,800     Marsh & McLennan Companies, Inc.                      4,382
                                                                 --------

              INTEGRATED OIL & GAS (0.6%)
   59,904     BP plc ADR                                            2,337
   41,000     Exxon Mobil Corp.                                     1,400
                                                                 --------
                                                                    3,737
                                                                 --------

              INTERNET RETAIL (0.3%)
   22,562     eBay, Inc.*                                           1,696
                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                   MARKET
   NUMBER                                                           VALUE
OF SHARES     SECURITY                                              (000)
-------------------------------------------------------------------------
              LEISURE PRODUCTS (0.4%)
  140,000     Mattel, Inc.                                       $  2,800
                                                                 --------
              MANAGED HEALTH CARE (3.0%)
  200,150     UnitedHealth Group, Inc.                             17,593
   33,700     Wellpoint Health Networks, Inc.*                      2,450
                                                                 --------
                                                                   20,043
                                                                 --------

              MOTORCYCLE MANUFACTURERS (0.2%)
   26,390     Harley-Davidson, Inc.                                 1,103
                                                                 --------

              MOVIES & ENTERTAINMENT (1.8%)
  310,714     Viacom, Inc. "B"*                                    11,978
                                                                 --------

              MULTI-LINE INSURANCE (0.8%)
  100,000     American International Group, Inc.                    5,412
                                                                 --------

              NETWORKING EQUIPMENT (2.6%)
1,267,372     Cisco Systems, Inc.*                                 16,945
                                                                 --------

              OIL & GAS EQUIPMENT & SERVICES (1.1%)
  161,100     Baker Hughes, Inc.                                    4,875
   60,000     Weatherford International Ltd.*                       2,229
                                                                 --------
                                                                    7,104
                                                                 --------

              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   75,000     Anadarko Petroleum Corp.                              3,458
                                                                 --------

              PACKAGED FOODS & MEAT (0.9%)
  191,068     Kraft Foods, Inc. "A"                                 6,086
                                                                 --------

              PERSONAL PRODUCTS (0.4%)
   80,000     Gillette Co.                                          2,392
                                                                 --------

              PHARMACEUTICALS (14.0%)
  392,278     Johnson & Johnson, Inc.                              21,030
  925,000     Pfizer, Inc.                                         28,083
  390,000     Pharmacia Corp.                                      16,290
  339,000     Schering-Plough Corp.                                 6,139

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                   MARKET
   NUMBER                                                           VALUE
OF SHARES     SECURITY                                              (000)
-------------------------------------------------------------------------
  120,000     Teva Pharmaceutical Industries Ltd. ADR            $  4,608
  422,900     Wyeth                                                16,506
                                                                 --------
                                                                   92,656
                                                                 --------

              RESTAURANTS (0.5%)
  160,000     Starbucks Corp.*                                      3,635
                                                                 --------

              SEMICONDUCTORS (1.9%)
  625,000     Intel Corp.                                           9,788
  100,013     Maxim Integrated Products, Inc.                       3,115
                                                                 --------
                                                                   12,903
                                                                 --------

              SOFT DRINKS (2.8%)
  171,247     Coca-Cola Co.                                         6,929
  290,350     PepsiCo, Inc.                                        11,753
                                                                 --------
                                                                   18,682
                                                                 --------

              SPECIALTY STORES (0.8%)
   59,914     Bed Bath & Beyond, Inc.*                              2,007
  138,884     Tiffany & Co.                                         3,229
                                                                 --------
                                                                    5,236
                                                                 --------

              SYSTEMS SOFTWARE (6.1%)
  694,178     Microsoft Corp.                                      32,946
  316,656     Oracle Corp.*                                         3,809
  190,912     VERITAS Software Corp.*                               3,485
                                                                 --------
                                                                   40,240
                                                                 --------

              TELECOMMUNICATION EQUIPMENT (1.7%)
  130,000     Nokia Corp. ADR                                       1,871
  248,672     QUALCOMM, Inc.*                                       9,365
                                                                 --------
                                                                   11,236
                                                                 --------

              WIRELESS TELECOMMUNICATION SERVICES (1.4%)
  443,102     Nextel Communications, Inc. "A"*                      5,592
  180,000     Vodafone Group plc ADR                                3,393
                                                                 --------
                                                                    8,985
                                                                 --------
              Total stocks (cost: $673,604)                       644,154
                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

 PRINCIPAL                                                                                      MARKET
    AMOUNT                                                                                       VALUE
     (000)      SECURITY                                                                         (000)
-----------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (1.2%)
    $2,800      CS First Boston Corp., 1.32%, acquired on 1/31/2003 and due 2/03/2003 at $2,800 (collateralized by a $2,580 Freddie Mae, Subordinated
                Notes, 6.25%, due 3/05/2012; market value of $2,856)(b,c)                     $  2,800
     5,000      Morgan Stanley & Co., Inc., 1.31%, acquired on 1/31/2003 and due
                2/03/2003 at $5,000 (collateralized by a $5,185 Fannie Mae, Discount Notes,
                due 2/28/2003; market value of $5,180)(b,c)                                      5,000
                                                                                              --------
                Total repurchase agreements (cost: $7,800)                                       7,800
                                                                                              --------

    NUMBER
 OF SHARES
----------
                MONEY MARKET INSTRUMENTS (3.3%)

                MONEY MARKET FUNDS (3.3%)
 1,987,766      AIM Short-Term Investment Co., 1.30%(a,b)                                        1,988
 7,068,423      Merrill Lynch Premier Institutional Fund, 1.33%(a,b)                             7,068
12,640,096      SSgA Prime Money Market Fund, 1.23%(a)                                          12,640
                                                                                              --------
                Total money market funds (cost: $21,696)                                        21,696
                                                                                              --------

 PRINCIPAL
    AMOUNT
     (000)
----------
                OTHER (0.0)%(d)
      $100      Student Loan Marketing Discount Note, 1.19%, 2/03/2003 (cost: $100)                100
                                                                                              --------
                Total money market instruments (cost: $21,796)                                  21,796
                                                                                              --------

                TOTAL INVESTMENTS (COST: $703,200)                                            $673,750
                                                                                              ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Rate represents the money market fund annualized
                     seven-day yield at January 31, 2003.

                 (b) Investment was purchased with the cash collateral
                     proceeds received from securities loaned.

                 (c) Collateral on repurchase agreements is received by the
                     Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                 (d) Represents less than 0.01% of net assets.

                   * Non-income-producing security for the 12 months preceding
                     January 31, 2003.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

  Investments in securities, at market value (including securities on
     loan of $16,637) (identified cost of $703,200)                        $   673,750
  Cash                                                                             116
  Cash denominated in foreign currencies (identified cost of $55)                   55
  Receivables:
     Capital shares sold                                                           424
     USAA Investment Management Company                                            568
     Dividends and interest                                                        636
     Securities sold                                                             8,246
     Other                                                                           1
                                                                           -----------
          Total assets                                                         683,796
                                                                           -----------

LIABILITIES

  Payable upon return of securities loaned                                      16,857
  Securities purchased                                                           6,124
  Capital shares redeemed                                                          302
  USAA Investment Management Company                                               363
  USAA Transfer Agency Company                                                     198
  Accounts payable and accrued expenses                                             63
                                                                           -----------
          Total liabilities                                                     23,907
                                                                           -----------
               Net assets applicable to capital shares outstanding         $   659,889
                                                                           ===========

NET ASSETS CONSIST OF:

  Paid-in capital                                                          $ 1,210,314
  Accumulated undistributed net investment income                                  175
  Accumulated net realized loss on investments                                (521,150)
  Net unrealized depreciation of investments                                   (29,450)
                                                                           -----------
               Net assets applicable to capital shares outstanding         $   659,889
                                                                           ===========
  Capital shares outstanding                                                    68,445
                                                                           ===========
  Authorized shares of $.01 par value                                          150,000
                                                                           ===========
  Net asset value, redemption price, and offering price per share          $      9.64
                                                                           ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $19)                        $   3,565
     Interest                                                                      167
     Fees from securities loaned                                                     9
                                                                             ---------
        Total income                                                             3,741
                                                                             ---------
  Expenses:
     Management fees                                                             2,446
     Administrative and servicing fees                                             536
     Transfer agent's fees                                                       1,183
     Custodian's fees                                                               92
     Postage                                                                        93
     Shareholder reporting fees                                                    217
     Directors' fees                                                                 2
     Registration fees                                                              21
     Professional fees                                                              33
     Other                                                                          24
                                                                             ---------
        Total expenses                                                           4,647
     Expenses reimbursed                                                        (1,076)
     Expenses paid indirectly                                                       (5)
                                                                             ---------
        Net expenses                                                             3,566
                                                                             ---------
              Net investment income                                                175
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                                (6,744)
     Foreign currency transactions                                                   1
  Change in net unrealized appreciation/depreciation                           (41,705)
                                                                             ---------
              Net realized and unrealized loss                                 (48,448)
                                                                             ---------
Decrease in net assets resulting from operations                             $ (48,273)
                                                                             =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                            1/31/2003          7/31/2002
                                                           -----------------------------
FROM OPERATIONS

   Net investment income (loss)                            $      175       $     (2,734)
   Net realized loss on investments                            (6,744)          (331,152)
   Net realized gain on foreign currency transactions               1                 61
   Change in net unrealized appreciation/depreciation
       of investments                                         (41,705)           (62,456)
                                                           -----------------------------
       Decrease in net assets resulting
           from operations                                    (48,273)          (396,281)
                                                           -----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   26,908             83,600
   Shares issued for dividends reinvested                           -                 (1)
   Cost of shares redeemed                                    (47,032)          (147,775)
                                                           -----------------------------
       Decrease in net assets from
           capital share transactions                         (20,124)           (64,176)
                                                           -----------------------------
Net decrease in net assets                                    (68,397)          (460,457)

NET ASSETS

   Beginning of period                                        728,286          1,188,743
                                                           -----------------------------
   End of period                                           $  659,889       $    728,286
                                                           =============================
Accumulated undistributed net investment income
   End of period                                           $      175       $          -
                                                           =============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  2,640              6,305
   Shares redeemed                                             (4,654)           (11,385)
                                                           -----------------------------
       Decrease in shares outstanding                          (2,014)            (5,080)
                                                           =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund). The Fund's investment objective is long-term growth of capital.

                     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                         1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                         2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                         3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                         4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadviser of the Fund, under valuation procedures approved by the Company's Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                     D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                         1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                         2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                         Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

22

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           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                         Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                     E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $5,000.

                     F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America, an affiliate of one

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 of the Fund's subadvisers, Marsico Capital Management, LLC. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

                 Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $318,486,000, which

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $187,107,000 and $171,318,000, respectively.

                 At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $37,589,000 and $67,039,000, respectively, resulting in net unrealized depreciation of $29,450,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $16,637,000 and received cash collateral of

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 $16,857,000 for the loans. Of this amount, $16,856,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                     A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by subadvisers. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                         the case of underperformance) the base fee, as referenced in the following chart:


      OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
      RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
      --------------------------------------------------------------------------

      +/- 1.00% to 4.00%               +/- 0.04%
      +/- 4.01% to 7.00%               +/- 0.05%
      +/- 7.01% and greater            +/- 0.06%


      (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                         For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,446,000, which is net of a performance fee adjustment of $(232,000).

                     B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Dresdner RCM Global Investors LLC (Dresdner) and Marsico Capital Management, LLC (Marsico), under which Dresdner and Marsico direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner and Marsico a subadvisory fee.

                     C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $536,000.

                     D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                         excess of that amount, which for the six-month period ended January 31, 2003, equaled $1,076,000.

                     E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,183,000.

                     F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on March 30, 1971. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                               YEAR ENDED JULY 31,
                                   ---------------------------------------------------------------------------------------
                                         2003             2002            2001           2000            1999         1998
                                   ---------------------------------------------------------------------------------------
Net asset value at
    beginning of period            $    10.34       $    15.74      $    24.50     $    24.03      $    20.04   $    23.66
                                   ---------------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income (loss)            -             (.04)(a)        (.07)(a)       (.03)(a)         .04          .01
    Net realized and unrealized
      gain (loss)                        (.70)           (5.36)(a)       (8.18)(a)       3.06(a)         4.72        (1.31)
                                   ---------------------------------------------------------------------------------------
Total from investment operations         (.70)           (5.40)(a)       (8.25)(a)       3.03(a)         4.76        (1.30)
                                   ---------------------------------------------------------------------------------------
Less distributions:
    From net investment income              -                -               -           (.02)           (.03)        (.09)
    From realized capital gains             -                -            (.51)         (2.54)           (.74)       (2.23)
                                   ---------------------------------------------------------------------------------------
Total distributions                         -                -            (.51)         (2.56)           (.77)       (2.32)
                                   ---------------------------------------------------------------------------------------
Net asset value at end of period   $     9.64       $    10.34      $    15.74     $    24.50      $    24.03   $    20.04
                                   =======================================================================================
Total return (%)*                       (6.77)          (34.31)         (34.34)         14.13           24.92        (4.91)
Net assets at end of period (000)  $  659,889       $  728,286      $1,188,743     $1,874,570      $1,683,008   $1,403,573
Ratio of expenses to
    average net assets (%)**             1.00(b,c)        1.00(b)         . 99(b)         .96             .97          .96
Ratio of expenses to average
    net assets, excluding
      reimbursements (%)**               1.30(b,c)        1.22(b)          N/A            N/A             N/A          N/A
Ratio of net investment income
    (loss) to average net
    assets (%)**                          .55(c)          (.27)           (.39)          (.11)            .18          .04
Portfolio turnover (%)                  25.52           114.41          101.08         133.43           39.60        68.93

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2003, average net assets were
    $707,494,000.
(a) Calculated using average shares.
(b) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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

           DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                           Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

 INVESTMENT ADVISER,       USAA Investment Management Company
        UNDERWRITER,       9800 Fredericksburg Road
     AND DISTRIBUTOR       San Antonio, Texas 78288

      TRANSFER AGENT       USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

           CUSTODIAN       State Street Bank and Trust Company
                           P.O. Box 1713
                           Boston, Massachusetts 02105

INDEPENDENT AUDITORS       Ernst & Young LLP
                           100 West Houston St., Suite 1900
                           San Antonio, Texas 78205

           TELEPHONE       Call toll free - Central time
    ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT       For account servicing, exchanges,
        MUTUAL FUNDS       or redemptions
                           1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL       24-hour service (from any phone)
   FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND       (from touch-tone phones only)
   USAA TOUCHLINE(R)       For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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